Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - Summary of Reserved Shares of Common Stock on Converted Basis for Issuance (Detail) shares in Thousands	Dec. 31, 2020 shares
Reserved shares of common stock	9,118
Stock Options Outstanding
Reserved shares of common stock	4,763
Restricted Stock Units Outstanding
Reserved shares of common stock	44
Performance Stock Units Outstanding
Reserved shares of common stock	25
Shares Available for Future Purchase Under ESPP
Reserved shares of common stock	687
Shares Available for Future Grant Under 2020 Plan
Reserved shares of common stock	3,537
Warrant to Purchase Common Stock
Reserved shares of common stock	63